UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Academy Veteran Impact ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2025 Academy Veteran Impact ETF Ticker: VETZ (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Academy Veteran Impact ETF (the "Fund") for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by writing the Fund at Academy Veteran Impact ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Academy Veteran Impact ETF	$18	0.35%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$73,391
Number of Holdings	101
Portfolio Turnover	11%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of January 31, 2025)

Top Issuers	(% of total net assets)
Ginnie Mae II Pool	89.3
Small Business Administration Pools	8.2
Ginnie Mae I Pool	1.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.academyetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2025 (Unaudited)

Tidal ETF Trust

Academy Veteran Impact ETF | VETZ | NYSE Arca, Inc.

Academy Veteran Impact ETF

Schedule of Investments	Academy Veteran Impact ETF

January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 98.5%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 08/15/2033	$397,082	$392,678
Pool 666291, 2.50%, 12/15/2042	82,082	69,580
Pool 682229, 4.00%, 07/15/2049	165,962	154,381
Pool AD0997, 2.50%, 04/15/2043	40,621	34,428
Pool AD0998, 2.50%, 04/15/2043	111,544	94,308
Pool AD0999, 2.50%, 05/15/2043	10,533	8,927
Ginnie Mae II Pool
Pool 784981, 3.50%, 04/20/2050	984,535	875,789
Pool 785510, 2.50%, 01/20/2051	1,982,508	1,625,855
Pool 786095, 3.00%, 04/20/2052	77,853	66,984
Pool 786134, 3.00%, 04/20/2052	2,917,525	2,511,653
Pool 786463, 3.50%, 12/20/2052	2,148,853	1,880,665
Pool 786464, 2.50%, 12/20/2052	446,560	359,939
Pool 786552, 2.00%, 12/20/2052	447,308	349,371
Pool 786723, 3.50%, 11/20/2052	337,919	299,357
Pool 786724, 2.50%, 01/20/2053	905,430	730,023
Pool 786784, 4.50%, 06/20/2053	815,237	769,076
Pool 786793, 2.00%, 12/20/2052	452,707	353,588
Pool 786842, 4.00%, 04/20/2053	920,405	836,621
Pool 787240, 5.00%, 01/20/2054	2,396,700	2,316,585
Pool BK5879, 4.50%, 11/20/2048	215,998	206,577
Pool BS8626, 3.00%, 02/20/2050	840,345	727,827
Pool BS8891, 3.50%, 02/20/2050	1,216,665	1,091,466
Pool BS8912, 3.00%, 02/20/2050	935,506	810,246
Pool BT1911, 3.50%, 12/20/2050	150,404	134,046
Pool BU6116, 2.50%, 04/20/2050	60,834	50,790
Pool BU6352, 3.50%, 06/20/2051	169,546	150,456
Pool BX2636, 2.50%, 10/20/2050	712,306	592,379
Pool BY0769, 2.50%, 09/20/2050	948,118	787,775
Pool BZ0238, 2.50%, 03/20/2051	1,877,733	1,547,806
Pool CD4331, 2.00%, 04/20/2051	431,923	342,790
Pool CK2586, 3.00%, 04/20/2052	1,353,489	1,164,525
Pool CL5518, 3.00%, 03/20/2052	2,096,961	1,804,199
Pool CL5523, 3.00%, 04/20/2052	714,803	615,008
Pool CN0347, 3.00%, 09/20/2052	326,386	281,406
Pool CN5150, 2.50%, 07/20/2052	966,274	793,960
Pool CN6487, 3.00%, 06/20/2052	921,329	792,700
Pool CN6885, 3.50%, 05/20/2052	89,422	79,521
Pool CN8589, 4.00%, 08/20/2052	405,807	368,861
Pool CO4367, 5.00%, 08/20/2052	133,437	129,328
Pool CO5999, 3.00%, 09/20/2052	678,753	584,757
Pool CQ2299, 3.00%, 11/20/2052	972,125	836,888
Pool CQ5485, 4.50%, 11/20/2052	415,976	391,797
Pool CR2134, 3.50%, 09/20/2060	670,569	579,802
Pool CT5959, 4.50%, 04/20/2053	767,190	720,323
Pool CT6282, 4.50%, 02/20/2062	467,105	438,097
Pool CT6754, 6.00%, 08/20/2062	235,314	235,100
Pool CT9943, 5.00%, 04/20/2053	1,534,289	1,483,002
Pool CU0134, 4.50%, 05/20/2053	682,347	640,663
Pool CU4415, 6.50%, 05/20/2053	203,224	207,275
Pool CU5352, 5.50%, 08/20/2053	659,490	654,345
Pool CV1066, 5.00%, 06/20/2053	611,669	591,223
Pool CV6338, 5.50%, 07/20/2053	1,241,709	1,234,679
Pool CV6387, 5.00%, 06/20/2053	684,114	661,246
Pool CV6664, 5.50%, 06/20/2053	361,899	360,749
Pool CV7142, 4.50%, 07/20/2050	1,381,876	1,297,459
Pool CW6876, 7.00%, 08/20/2053	99,619	101,525
Pool DG4649, 5.50%, 12/20/2054	589,299	581,423

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Academy Veteran Impact ETF

January 31, 2025 (Unaudited)

Pool MA2752, 2.50%, 04/20/2045	1,047,291	888,058
Pool MA2824, 2.50%, 05/20/2045	717,972	608,810
Pool MA5386, 3.00%, 08/20/2048	161,401	139,700
Pool MA6464, 3.00%, 02/20/2050	123,386	105,426
Pool MA7191, 1.50%, 02/20/2051	334,557	256,245
Pool MA7906, 2.00%, 03/20/2037	658,931	575,174
Pool MA8040, 1.50%, 04/20/2052	557,318	418,756
Pool MA8095, 1.50%, 12/20/2043	105,221	87,407
Pool MA8173, 2.50%, 08/20/2037	230,374	210,928
Pool MA8239, 2.00%, 02/20/2037	454,275	401,800
Pool MA8314, 2.00%, 01/20/2037	113,812	100,700
Pool MA8417, 4.00%, 11/20/2052	1,829,676	1,645,671
Pool MA8710, 3.00%, 01/20/2052	1,412,671	1,199,641
Pool MA8712, 4.00%, 03/20/2053	3,555,423	3,200,226
Pool MA8782, 2.00%, 12/20/2051	755,615	590,174
Pool MA8783, 2.50%, 03/20/2052	1,294,370	1,040,653
Pool MA8860, 2.00%, 08/20/2052	801,061	625,670
Pool MA8862, 3.00%, 01/20/2053	1,584,271	1,345,364
Pool MA8941, 2.00%, 06/20/2053	1,608,265	1,288,265
Pool MA9093, 5.00%, 08/20/2053	1,666,466	1,614,638
Pool MA9153, 2.50%, 09/20/2053	822,368	661,171
Pool MA9157, 4.50%, 09/20/2053	1,523,435	1,425,355
Pool MA9223, 3.00%, 04/20/2052	2,885,391	2,450,275
Pool MA9224, 3.50%, 10/20/2053	840,095	732,891
Pool MA9287, 3.00%, 02/20/2052	859,706	730,062
Pool MA9344, 3.00%, 09/20/2053	195,694	166,073
Pool MA9406, 3.50%, 11/20/2053	2,297,409	2,004,238
Pool MA9481, 2.00%, 01/20/2054	3,275,070	2,618,582
Pool MA9593, 6.00%, 04/20/2054	928,382	932,157
Pool MA9710, 4.50%, 05/20/2054	282,521	263,960
Pool MA9893, 5.50%, 09/20/2054	183,587	181,334
Small Business Administration Pools(b)
Pool 530428, 5.05% (Prime Rate + (2.45%)), 10/25/2033	329,077	330,831
Pool 530439, 5.05% (Prime Rate + (2.45%)), 10/25/2033	826,323	830,814
Pool 530455, 5.15% (Prime Rate + (2.35%)), 11/25/2033	1,237,453	1,247,827
Pool 530472, 5.20% (Prime Rate + (2.30%)), 12/25/2033	323,826	326,937
Pool 530560, 4.80% (Prime Rate + (2.70%)), 05/25/2034	531,467	531,430
Pool 530574, 4.80% (Prime Rate + (2.70%)), 05/25/2034	469,038	469,010
Pool 530588, 4.80% (Prime Rate + (2.70%)), 08/25/2034	798,363	802,898
Pool 530592, 6.50% (Prime Rate + (1.00%)), 08/25/2034	283,525	296,577
Pool 530612, 4.80% (Prime Rate + (2.70%)), 08/25/2034	475,624	475,472
Pool 530631, 4.85% (Prime Rate + (2.65%)), 08/25/2034	183,278	184,634
Pool 530653, 4.85% (Prime Rate + (2.65%)), 09/25/2034	73,013	73,565
Pool 530692, 4.85% (Prime Rate + (2.65%)), 11/25/2034	444,237	447,757
TOTAL MORTGAGE-BACKED SECURITIES (Cost $72,674,980)		72,328,983

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Academy Veteran Impact ETF

January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.32% (a)	708,399	708,399
TOTAL SHORT-TERM INVESTMENTS (Cost $708,399)		708,399

TOTAL INVESTMENTS - 99.5% (Cost $73,383,379)		73,037,382
Other Assets in Excess of Liabilities - 0.5%		353,123
TOTAL NET ASSETS - 100.0%		$73,390,505

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.	3

Statement of Assets and Liabilities	Academy Veteran Impact ETF

January 31, 2025 (Unaudited)

Academy Veteran Impact ETF
ASSETS:
Investments, at value (Note 2)	$73,037,382
Interest receivable	270,577
Receivable for investments sold	216,331
Total assets	73,524,290

LIABILITIES:
Payable to adviser (Note 4)	21,596
Payable for investments purchased	112,189
Total liabilities	133,785
NET ASSETS	$73,390,505

NET ASSETS CONSISTS OF:
Paid-in capital	$73,339,749
Total distributable earnings	50,756
Total net assets	$73,390,505

Net assets	$73,390,505
Shares issued and outstanding(a)	3,725,000
Net asset value per share	$19.70

COST:
Investments, at cost	$73,383,379

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	4

Statement of Operations	Academy Veteran Impact ETF

For the Six-Months Ended January 31, 2025 (Unaudited)

Academy Veteran Impact ETF
INVESTMENT INCOME:
Interest income	$2,519,943
Total investment income	2,519,943

EXPENSES:
Investment advisory fee (Note 4)	130,106
Total expenses	130,106
NET INVESTMENT INCOME	2,389,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(316)
Net realized gain (loss)	(316)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,733,304)
Net change in unrealized appreciation (depreciation)	(1,733,304)
Net realized and unrealized gain (loss)	(1,733,620)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$656,217

The accompanying notes are an integral part of these financial statements.	5

Statements of Changes in Net Assets	Academy Veteran Impact ETF

	Six-Months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,389,837	$2,618,176
Net realized gain (loss)	(316)	—
Net change in unrealized appreciation (depreciation)	(1,733,304)	1,387,308
Net increase (decrease) in net assets from operations	656,217	4,005,484

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,405,547)	(2,205,398)
Total distributions to shareholders	(2,405,547)	(2,205,398)

CAPITAL TRANSACTIONS:
Subscriptions	1,473,917	71,814,530
ETF transaction fees (Note 9)	1,032	50,270
Net increase (decrease) in net assets from capital transactions	1,474,949	71,864,800

NET INCREASE (DECREASE) IN NET ASSETS	(274,381)	73,664,886

NET ASSETS:
Beginning of the period	73,664,886	—
End of the period	$73,390,505	$73,664,886

SHARES TRANSACTIONS
Subscriptions	75,000	3,650,000
Total increase in shares outstanding	75,000	3,650,000

(a)	Inception date of the Fund was August 1, 2023.

The accompanying notes are an integral part of these financial statements.	6

Financial Highlights	Academy Veteran Impact ETF

For a share outstanding throughout the periods presented

	Period ended January 31, 2025 (Unaudited)	Year end July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.18	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.65	1.10
Net realized and unrealized gain (loss) on investments(c)	(0.47)	(0.05)
Total from investment operations	0.18	1.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.89)
Total distributions	(0.66)	(0.89)

ETF transaction fees per share	0.00 (d)	0.02
Net asset value, end of period	$19.70	$20.18

TOTAL RETURN(e)	0.87%	5.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,391	$73,665
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	6.45%	5.55%
Portfolio turnover rate(e)(g)	11%	13%

(a)	Inception date of the Fund was August 1, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	7

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

NOTE 1 – ORGANIZATION

The Academy Veteran Impact ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Academy Asset Management, LLC d/b/a Academy Asset Management (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on August 1, 2023.

The investment objective of the Fund is to seek to generate current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities (including mortgage-backed securities (“MBS”) are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$72,328,983	$—	$72,328,983
Money Market Funds	708,399	—	—	708,399
Total Investments	$708,399	$72,328,983	$—	$73,037,382

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of January 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Agency Small Business Loan & MBS Risk. There is uncertainty as to the current status of many obligations of Fannie Mae or Freddie Mac and other agencies that are placed under conservatorship of the U.S. government. SBA and Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government. Agency-backed securities may be more sensitive to changes in interest rates than other types of fixed income securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of agency-backed securities. Agency-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Agency-backed securities can also be subject to the risk of default on the underlying small business loans or mortgages, as the case may be. In addition, MBS securities may be subject to extended settlement periods. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Default or bankruptcy of a counterparty to a transaction would expose the Fund to possible loss. These risks may reduce the Fund’s returns.

B.	Fixed Income Securities Risk. Typically, the value of fixed income securities changes inversely with prevailing interest rates. Therefore, a fundamental risk of fixed income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

C.	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

D.	Counterparty and Issuer Credit Risk. The financial condition of an issuer of a fixed income security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

E.	Non-Agency MBS Risk. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non-agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency MBS may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

F.	Prepayment Risk and Extension Risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed income security so that it is paid off more slowly than expected and the value of the security may decline.

G.	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

H.	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

I.	To-Be-Announced (“TBA”) Transactions Risk. The Fund may enter into TBA transactions for MBS. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

J.	Third-Party Data Risk. The composition of the Fund’s portfolio is heavily dependent on information and data calculated and published by independent third parties (“Third-Party Data”). When Third-Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Third-Party Data been correct and complete.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

K.	Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

L.	General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

M.	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

N.	Money Market Fund Risk. Money market funds are subject to the risk that they will decline in value due to changes of interest rates. Although each money market fund in which the Fund may invest seeks to maintain a net asset value of $1.00 per share, there is no assurance that the underlying fund will be able to do so.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

O.	Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

P.	Sub-Adviser Risk. The Sub-Adviser has experienced professionals who have managed investments in the past, but they do not have long-term experience managing an ETF.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser retains overall responsibility for trading portfolio securities but may delegate trading authority to the Sub-Adviser as outlined in the Sub-Advisory Agreement. The Adviser selects broker-dealers to execute purchase and sale transactions where applicable and oversees the Sub-Adviser’s trading activities, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and regularly reviews the Sub-Adviser’s performance in executing investment decisions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.35%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended January 31, 2025 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The scope of the Sub-Adviser’s trading authority is specified in the Sub-Advisory Agreement, which may grant the Sub-Adviser full, partial, or non-discretionary authority to trade portfolio securities. Where applicable, the Sub-Adviser is responsible for selecting broker-dealers to execute purchase and sale transactions, consistent with the Fund’s investment objectives and policies, and subject to oversight by the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.12% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is a sponsor of the Fund. Under this arrangement, the Sub-Adviser has agreed to provide financial support to the Fund. Every month, Investment Advisory Fees for the Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the Investment Advisory Fees from the Fund. In return for its financial support for the Fund, the Adviser has agreed to pay the Sub-Adviser any remaining profits generated by the Investment Advisory Fee. If the amount of the Investment Advisory Fees for the Fund exceeds the Fund’s operating expenses (including the sub-advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay the remaining profits to the Sub-Adviser. During months when the funds generated by the Investment Advisory Fee are sufficient to cover the Fund’s other operating expenses and the Adviser-retained amount but insufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived. Further, if the amount of the Investment Advisory Fee for the Fund is less than its operating expenses and the Adviser-retained amount, the Sub-Adviser is obligated to reimburse the Adviser for the shortfall. Operating expenses paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2025, the cost of purchases and proceeds from the sales, maturities or paydowns of securities, excluding short-term investments, U.S. government securities and in-kind transactions were $715,000 and $481,576, respectively.

For the six-months ended January 31, 2025, the cost of purchases and proceeds from the sales, maturities or paydowns of long-term U.S. government securities were $7,266,560 and $7,278,850, respectively.

For the six-months ended January 31, 2025, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2025 (estimated) and prior fiscal year ended July 31, 2024, were as follows:

Distributions paid from:	January 31, 2025	July 31, 2024
Ordinary income	$2,405,547	$2,205,398

As of July 31, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost	$71,970,801
Gross tax unrealized appreciation	1,440,283
Gross tax unrealized depreciation	(52,976)
Net tax unrealized appreciation (depreciation)	1,387,307
Undistributed ordinary income (loss)	433,918
Undistributed long-term capital gain (loss)	—
Total distributable earnings	433,918
Other accumulated gain (loss)	(21,139)
Total distributable earnings	$1,800,086

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal year ended July 31, 2024, the Fund had not elected to defer any post-October or late-year losses. As of the prior fiscal year ended July 31, 2024 the Fund had short-term capital loss carryovers of $21,139, which do not expire.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended January 31, 2025, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of January 31, 2025	—
Average interest rate	N/A
Interest rate terms	Prime
Interest rate as of January 31, 2025	7.50%
Expiration date	June 25, 2025

Interest expense incurred for the six -months ended January 31, 2025 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Academy Veteran Impact ETF

January 31, 2025

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2025

* Print the name and title of each signing officer under his or her signature.